Financial Risk Management - Trade receivables (Details) - Trade receivables - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 143,401	$ 117,048
Provision for loss allowance		(60,510)	(57,633)
Trade receivables, net		82,891	59,415
Not due
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 52,404	$ 25,195
Expected loss rate (*)	[1]	1.00%	3.00%
Provision for loss allowance		$ (720)	$ (881)
Trade receivables, net		51,684	24,314
Past Due 0 To 30 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 13,768	$ 9,887
Expected loss rate (*)	[1]	5.00%	7.00%
Provision for loss allowance		$ (634)	$ (678)
Trade receivables, net		13,134	9,209
Past Due 30 To 60 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 5,072	$ 5,839
Expected loss rate (*)	[1]	11.00%	20.00%
Provision for loss allowance		$ (544)	$ (1,177)
Trade receivables, net		4,528	4,662
Past Due 60 To 90 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 1,763	$ 4,849
Expected loss rate (*)	[1]	14.00%	12.00%
Provision for loss allowance		$ (249)	$ (574)
Trade receivables, net		1,514	4,275
Past Due 90 To 180 Days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 4,446	$ 4,965
Expected loss rate (*)	[1]	36.00%	19.00%
Provision for loss allowance		$ (1,606)	$ (928)
Trade receivables, net		2,840	4,037
Past due > 180 days
Disclosure of detailed information about financial instruments [line items]
Trade receivables - gross carrying amount		$ 65,948	$ 66,313
Expected loss rate (*)	[1]	86.00%	81.00%
Provision for loss allowance		$ (56,757)	$ (53,395)
Trade receivables, net		$ 9,191	$ 12,918

[1]	Average expected loss rate. As of December 31, 2021 and 2020, includes effect of Argentine customer situation as described in Note 26.a.